OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 8:- OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Other accounts payable and accrued expenses consisted of the following:

	December 31,
	2010	2011
Employees and payroll accruals	$1,216	$1,383
Accrued expenses	656	621

	$1,872	$2,004